SEGMENT INFORMATION - Total Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total consolidated assets	$ 8,883,690	$ 9,020,967	$ 9,488,422
Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	6,998,134	7,135,896	7,191,107
Mocha Clubs [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	121,214	132,304	145,919
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	266,161	307,657	429,980
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	2,942,233	3,288,051	3,461,487
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	3,668,526	3,407,884	3,153,721
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	576,794	613,664	721,205
Cyprus Operations [Member] | Cyprus [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	451,771	326,047	261,106
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	$ 856,991	$ 945,360	$ 1,315,004